Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin  53212

January 5, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Ramius Event Driven Equity Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 588 to the Trust’s Registration Statement on Form N1-A.  This Amendment was filed electronically on December 23, 2014 with the effective date of December 31, 2014.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust